Investment Properties - Fair Value of Investment Properties (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 6,378	$ 730	$ 720
Land [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	466	467
Office buildings for rent [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	240	263
Warehouse
Disclosure of detailed information about investment property [Line Items]
Investment properties	5,577
Land leasehold right [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	95
Fair value [Member] | Land [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	11,521	11,566
Fair value [Member] | Office buildings for rent [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	2,060	$ 1,460
Fair value [Member] | Warehouse
Disclosure of detailed information about investment property [Line Items]
Investment properties	5,701
Fair value [Member] | Land leasehold right [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 96